UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Opportunities Fund

Quarterly portfolio holdings 9/30/17

Fund’s investments
As of 9-30-17 (unaudited)
	Shares	Value
Common stocks 103.7% (89.3% of Total investments)		$697,921,842
(Cost $356,268,754)
Financials 103.7%		697,921,842
Banks 93.7%
1st Source Corp.	121,706	6,182,665
Access National Corp.	67,142	1,924,290
Ameris Bancorp	274,471	13,174,608
Atlantic Capital Bancshares, Inc. (A)(B)(C)	241,667	4,386,256
Avidbank Holdings, Inc. (C)	200,000	3,980,000
Bank of America Corp.	432,436	10,957,928
Bank of Commerce Holdings	40,374	464,301
Bank of Marin Bancorp	58,731	4,023,074
Bar Harbor Bankshares	129,698	4,067,329
BB&T Corp.	346,799	16,278,745
Berkshire Hills Bancorp, Inc.	338,903	13,132,491
Bryn Mawr Bank Corp.	80,000	3,504,000
Cambridge Bancorp	5,257	366,676
Camden National Corp.	55,164	2,407,357
Carolina Financial Corp. (A)(B)	70,982	2,546,834
Chemical Financial Corp. (A)(B)	217,502	11,366,655
Citigroup, Inc.	49,519	3,602,012
Citizens Financial Group, Inc.	455,393	17,245,733
City Holding Company	39,363	2,830,593
Civista Bancshares, Inc. (A)(B)	43,240	965,982
Comerica, Inc.	167,706	12,789,260
Commerce Bancshares, Inc. (A)(B)	110,463	6,381,448
Communities First Financial Corp. (C)	115,523	2,033,205
Community Bank System, Inc. (A)(B)	38,226	2,111,987
County Bancorp, Inc.	62,184	1,868,629
CU Bancorp (B)(C)	91,813	3,560,049
Cullen/Frost Bankers, Inc. (A)(B)	178,964	16,987,263
DNB Financial Corp.	78,515	2,763,728
Eagle Bancorp Montana, Inc.	75,106	1,381,950
Equity Bancshares, Inc., Class A (C)	130,915	4,657,956
Evans Bancorp, Inc.	69,760	3,013,632
FCB Financial Holdings, Inc., Class A (C)	188,399	9,099,672
Fifth Third Bancorp (A)(B)	452,067	12,648,835
First Bancorp, Inc. (ME)	266,499	8,077,585
First Business Financial Services, Inc.	60,700	1,380,925
First Citizens BancShares, Inc., Class A	15,038	5,622,558
First Colebrook Bancorp, Inc. (B)(D)	48,750	1,116,375
First Community Corp.	136,228	2,785,863
First Connecticut Bancorp, Inc.	202,450	5,415,538
First Financial Bancorp	146,045	3,819,077
First Hawaiian, Inc.	160,968	4,875,721
First Merchants Corp.	118,683	5,095,061
First Security Group, Inc. (C)	83,942	2,203,478
Flushing Financial Corp.	139,050	4,132,566
FNB Corp. (A)(B)	913,889	12,821,863
German American Bancorp, Inc. (A)(B)	60,090	2,285,223
Glacier Bancorp, Inc. (A)(B)	201,918	7,624,424
Great Southern Bancorp, Inc.	40,257	2,240,302
Great Western Bancorp, Inc.	159,455	6,582,302
Hamilton State Bancshares, Inc. (E)	500,000	3,905,550
2	JOHN HANCOCK Financial Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Hancock Holding Company	245,752	$11,906,684
Heritage Commerce Corp.	506,922	7,213,500
Heritage Financial Corp.	194,590	5,740,405
HomeTown Bankshares Corp. (C)	174,720	1,886,976
Horizon Bancorp (A)(B)	269,724	7,867,849
Howard Bancorp, Inc. (A)(B)(C)	136,118	2,844,866
Independent Bank Corp. (MA)	173,570	12,957,001
Independent Bank Corp. (MI)	125,407	2,840,469
JPMorgan Chase & Co.	203,805	19,465,416
KeyCorp	667,659	12,565,342
M&T Bank Corp.	117,579	18,934,922
Mackinac Financial Corp.	40,000	620,000
MainSource Financial Group, Inc.	185,504	6,652,173
MB Financial, Inc. (A)(B)	183,150	8,245,413
MidWestOne Financial Group, Inc. (B)	31,763	1,072,319
MutualFirst Financial, Inc. (B)	100,539	3,865,725
National Commerce Corp. (B)(C)	71,147	3,045,092
Nicolet Bankshares, Inc. (C)	24,767	1,424,846
Northrim BanCorp, Inc.	99,739	3,485,878
Oak Valley Bancorp	2,097	35,209
Old National Bancorp (A)(B)	464,937	8,508,347
Old Second Bancorp, Inc.	202,363	2,721,782
Pacific Continental Corp.	185,636	5,002,890
Pacific Premier Bancorp, Inc. (A)(B)(C)	169,865	6,412,404
PacWest Bancorp (A)(B)	74,405	3,758,197
Park National Corp. (A)(B)	42,113	4,547,783
Park Sterling Corp.	585,931	7,277,263
Peoples Bancorp, Inc.	122,945	4,129,723
Pinnacle Financial Partners, Inc.	108,000	7,230,600
Presidio Bank (C)	13,518	271,036
Prime Meridian Holding Company	83,010	1,573,040
QCR Holdings, Inc.	48,822	2,221,401
Regions Financial Corp.	651,413	9,921,020
Renasant Corp.	159,629	6,848,084
Sandy Spring Bancorp, Inc. (B)	68,417	2,835,200
SBT Bancorp, Inc.	37,879	952,657
Shore Bancshares, Inc. (B)	183,579	3,056,590
South Atlantic Bancshares (C)	241,595	3,476,320
Southern First Bancshares, Inc. (C)	131,586	4,783,151
Southwest Bancorp, Inc.	79,929	2,202,044
State Bank Financial Corp.	53,182	1,523,664
Stock Yards Bancorp, Inc.	66,324	2,520,312
Sun Bancorp, Inc.	54,454	1,353,182
SunTrust Banks, Inc.	278,451	16,643,016
The Community Financial Corp.	48,873	1,728,638
The First Bancshares, Inc.	210,000	6,331,500
The First of Long Island Corp.	57,322	1,745,455
The PNC Financial Services Group, Inc.	146,047	19,682,754
Towne Bank (A)(B)	157,856	5,288,176
TriCo Bancshares	202,536	8,253,342
U.S. Bancorp	310,100	16,618,259
Union Bankshares Corp.	161,410	5,697,773
United Bankshares, Inc. (A)(B)	74,856	2,780,900
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Financial Opportunities Fund	3

	Shares	Value
Financials (continued)
Banks (continued)
United Community Banks, Inc.	111,192	$3,173,420
Washington Trust Bancorp, Inc.	123,905	7,093,561
Wells Fargo & Company	269,099	14,840,810
Xenith Bankshares, Inc. (B)(C)	2,905	94,413
Zions Bancorporation (A)(B)	265,769	12,538,981
Capital markets 2.3%
Intermediate Capital Group PLC	336,897	4,230,143
KKR & Company LP	355,776	7,232,926
The Blackstone Group LP	109,070	3,639,666
Consumer finance 0.6%
Capital One Financial Corp.	47,914	4,056,399
Insurance 0.4%
Gjensidige Forsikring ASA	165,452	2,882,034
Thrifts and mortgage finance 6.7%
BSB Bancorp, Inc. (B)(C)	177,195	5,306,990
First Defiance Financial Corp.	110,515	5,800,932
Provident Financial Holdings, Inc.	97,339	1,907,844
Provident Financial Services, Inc.	155,989	4,160,227
Southern Missouri Bancorp, Inc.	112,188	4,093,740
United Community Financial Corp.	634,588	6,092,045
United Financial Bancorp, Inc.	268,885	4,917,907
Westbury Bancorp, Inc. (C)	88,349	1,751,961
WSFS Financial Corp.	222,599	10,851,701
Preferred securities 4.3% (3.7% of Total investments)		$28,793,122
(Cost $25,890,442)
Financials 2.4%		15,830,439
Banks 0.9%
OFG Bancorp, Series C, 8.750%	1,671	1,479,139
SB Financial Group, Inc., 6.500%	250,000	4,160,450
Capital markets 1.1%
JMP Group LLC, 7.250%	80,000	2,020,800
JMP Group LLC, 8.000%	82,428	2,104,387
THL Credit, Inc., 6.750%	136,266	3,515,663
Mortgage real estate investment trusts 0.4%
Arbor Realty Trust, Inc., 7.375%	100,000	2,550,000
Real estate 1.9%		12,962,683
Equity real estate investment trusts 1.9%
American Homes 4 Rent (5.500% to 3-31-21, then 10.000% thereafter) (A)(B)	100,000	2,857,000
Bluerock Residential Growth REIT, Inc., 8.250%	84,140	2,208,086
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	150,000	3,849,000
Sotherly Hotels LP, 7.000%	99,475	2,539,597
Sotherly Hotels, Inc., 8.000%	60,000	1,509,000

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 6.8% (5.9% of Total investments)				$45,904,037
(Cost $44,072,361)
Financials 6.8%				45,904,037
Banks 5.0%
Avidbank Holdings, Inc. (6.875% to 11-15-20, then 3 month LIBOR + 5.367%) (F)	6.875	11-15-25	3,000,000	3,048,750
4	JOHN HANCOCK Financial Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Cadence BanCorp (F)	4.875	06-28-19	1,500,000	$1,517,021
Cadence BanCorp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (F)	6.500	03-11-25	5,000,000	5,100,000
First Business Financial Services, Inc. (E)	6.500	09-01-24	5,000,000	5,087,005
Northeast Bancorp (6.750% to 7-1-21, then 3 month LIBOR + 5.570%)	6.750	07-01-26	5,000,000	5,012,500
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26	1,725,000	1,832,813
Popular, Inc.	7.000	07-01-19	6,000,000	6,165,000
VantageSouth Bancshares, Inc. (E)	7.625	08-12-23	5,000,000	5,653,293
Diversified financial services 1.8%
Flagstar Bancorp, Inc.	6.125	07-15-21	6,000,000	6,374,605

NewStar Financial, Inc.	7.250	05-01-20	5,935,000	6,113,050
Certificate of deposit 0.0% (0.0% of Total investments)				$78,937
(Cost $78,937)
Country Bank for Savings	1.000	08-27-18	2,016	2,016
First Bank Richmond	0.990	12-05-19	21,010	21,010
First Bank System, Inc.	0.600	04-03-19	5,015	5,015
First Federal Savings Bank of Louisiana	0.100	01-05-18	3,042	3,042
Home Banks	1.739	11-04-21	18,927	18,927
Hudson Savings	0.800	04-23-19	2,188	2,188
Machias Savings Bank	0.500	05-29-18	1,975	1,975
Midstate Federal Savings and Loan	0.500	05-30-18	2,019	2,019
Milford Federal Savings and Loan Bank	0.300	10-24-17	2,037	2,037
Milford Federal Savings and Loan Bank	0.250	06-10-19	1,913	1,913
Mount McKinley Savings Bank	0.500	12-03-18	1,700	1,700
Mt. Washington Bank	0.650	10-31-17	1,899	1,899
MutualOne Bank	0.900	09-08-17	4,084	4,084
Newburyport Five Cent Savings Bank	0.700	10-19-18	2,093	2,093
Newton Savings Bank	1.000	05-30-18	1,955	1,955
OBA Federal Savings and Loan	0.390	12-15-17	1,338	1,338
Plymouth Savings Bank	0.200	04-22-19	1,946	1,946
Salem Five Cents Savings Bank	0.250	12-15-17	1,735	1,735
Sunshine Federal Savings and Loan Association	0.500	05-10-19	2,045	2,045

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.2% (1.1% of Total investments)				$8,297,848
(Cost $8,297,848)
U.S. Government Agency 1.2%				8,297,848
Federal Agricultural Mortgage Corp. Discount Note	0.700	10-02-17	823,000	822,984
Federal Farm Credit Bank Discount Note	0.700	10-02-17	141,000	140,997
Federal Home Loan Bank Discount Note	0.654	10-02-17	7,334,000	7,333,867

Total investments (Cost $434,608,342) 116.0%	$780,995,786
Other assets and liabilities, net (16.0%)	(107,841,035)
Total net assets 100.0%	$673,154,751

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	A portion of this security is on loan as of 9-30-17, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-17 was $119,905,630. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $96,496,910.
(C)	Non-income producing security.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Financial Opportunities Fund	5

(D)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note's to fund's investments.
(E)	Security is valued using significant unobservable inputs.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK Financial Opportunities Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	Fixed at 1.427%	3 Month LIBOR(a)	Semi-Annual	Quarterly	Aug 2019	—	$55,856	$55,856
Centrally cleared	5,000,000	USD	Fixed at 1.295%	3 Month LIBOR(a)	Semi-Annual	Quarterly	Aug 2019	—	40,304	40,304
Centrally cleared	5,000,000	USD	Fixed at 1.594%	3 Month LIBOR(a)	Semi-Annual	Quarterly	Dec 2020	—	43,038	43,038
Centrally cleared	5,000,000	USD	Fixed at 1.790%	3 Month LIBOR(a)	Semi-Annual	Quarterly	Aug 2022	—	52,761	52,761
								—	$191,959	$191,959

(a)	At 9-30-17, the 3 month LIBOR was 1.3339%

Derivatives currency abbreviations
USD	U.S. Dollar

Derivatives abbreviations
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Financial Opportunities Fund	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2017, by major security category or type:

	Total value at 9-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$630,997,327	$617,431,979	$9,659,798	$3,905,550
Capital markets	15,102,735	10,872,592	4,230,143	—
Consumer finance	4,056,399	4,056,399	—	—
Insurance	2,882,034	—	2,882,034	—
Thrifts and mortgage finance	44,883,347	44,883,347	—	—
Preferred securities
Banks	5,639,589	—	5,639,589	—
Capital markets	7,640,850	7,640,850	—	—
Mortgage real estate investment trusts	2,550,000	2,550,000	—	—
Equity real estate investment trusts	12,962,683	12,962,683	—	—
Corporate bonds
Banks	33,416,382	—	22,676,084	10,740,298
Diversified financial services	12,487,655	—	12,487,655	—
Certificate of deposit	78,937	—	78,937	—
Short-term investments	8,297,848	—	8,297,848	—
Total investments in securities	$780,995,786	$700,397,850	$65,952,088	$14,645,848
Other financial instruments:
Interest rate swaps	$191,959	—	$191,959	—

       8

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments in securities	Common stocks	Corporate bonds	Total
Balance as of 12-31-16	$6,171,192	$10,644,227	$16,815,419
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(41,795)	96,071	54,276
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,223,847)	—	(2,223,847)
Balance as of 9-30-17	$3,905,550	$10,740,298	$14,645,848
Change in unrealized at period end*	$170,382	$96,071	$266,453

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below.

	Fair value at 9-30-17	Valuation technique	Significant unobservable inputs	Input/range
Common stocks	$3,905,550	Market Approach	Price-to-book value multiple Discount	1.60x 2.5%
Corporate bonds	10,740,298	Market Approach	Yield	502bps - 552bps (weighted average 526bps)
Total	$14,645,848

A change to unobservable inputs of the fund's Level 3 securities may result in changes to the fair value measurement, as follows :

Significant unobservable input	Impact to valuation if input increases	Impact to valuation if input decreases
Discount	Decrease	Increase
Price-to-book value multiple	Increase	Decrease
Yield	Decrease	Increase

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended September 30, 2017, the fund used interest rate swaps to manage against anticipated interest rate changes.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended September 30, 2017, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares terminated	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
First Colebrook Bancorp, Inc.	48,750	—	—	48,750	$13,163	—	—	$63,375	$1,116,375

       9

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares terminated	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
HCSB Financial Corp.	22,238,470	—	(22,238,470)	—	—	—	—	(212,177)	—
					$13,163	—	—	($148,802)	$1,116,375

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       10

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P9Q3	09/17
This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.		11/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 17, 2017